Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Feb. 05, 2021	Apr. 22, 2021
Number of shares issued		6,250,000
Public offering price		$ 4.00
Proceeds from Issuance Public Offering		$ 21,800,000
BOC Fullerton Community Bank
Line of credit	$ 300,000
Annual interest rate	8.50%
Due date	Feb. 04, 2024
Shanghai Pudong Development Bank
Line of credit	$ 500,000
Annual interest rate	4.35%
Due date	Feb. 04, 2024